THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND MARCH 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%

	Shares	Value

COMMUNICATION SERVICES — 1.7%
John Wiley & Sons, Cl A	1,045,000	$55,416,350

CONSUMER DISCRETIONARY — 4.3%
European Wax Center, Cl A *	285,000	8,424,600
Sally Beauty Holdings *	1,970,000	30,791,100
Shake Shack, Cl A *	350,000	23,765,000
Wingstop	310,000	36,378,500
Wolverine World Wide	1,705,000	38,464,800

		137,824,000

CONSUMER STAPLES — 12.9%
Central Garden & Pet, Cl A *	765,000	31,196,700
elf Beauty *	1,340,000	34,612,200
Honest *	1,110,000	5,783,100
Hostess Brands, Cl A *	2,840,000	62,309,600
J&J Snack Foods	260,000	40,326,000
Lancaster Colony	465,000	69,354,750
MGP Ingredients	640,000	54,777,600
Simply Good Foods *	2,075,000	78,746,250
Utz Brands, CI A	2,510,000	37,097,800
Zevia PBC, Cl A *	915,000	4,181,550

		418,385,550

FINANCIALS — 14.4%
Argo Group International Holdings	935,000	38,596,800
BRP Group, Cl A *	1,480,000	39,708,400
Community Bank System	425,000	29,813,750
CVB Financial	1,375,000	31,913,750
German American Bancorp	615,000	23,363,850
Independent Bank	665,000	54,323,850
James River Group Holdings	845,000	20,905,300
Palomar Holdings *	360,000	23,036,400
Prosperity Bancshares	525,000	36,424,500
Selective Insurance Group	655,000	58,530,800
Stock Yards Bancorp	335,000	17,721,500
UMB Financial	605,000	58,781,800
Washington Trust Bancorp	230,000	12,075,000
WSFS Financial	450,000	20,979,000

		466,174,700

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND MARCH 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — 19.8%
AtriCure *	580,000	$38,088,600
Axonics *	467,885	29,289,601
Cardiovascular Systems *	1,643,735	37,148,411
CONMED	625,000	92,843,750
Globus Medical, Cl A *	765,000	56,441,700
Inspire Medical Systems *	320,000	82,140,800
Integra LifeSciences Holdings *	1,275,000	81,931,500
Masimo *	65,000	9,460,100
Omnicell *	210,000	27,192,900
Outset Medical *	930,000	42,222,000
Penumbra *	221,265	49,149,595
Pulmonx *	995,000	24,685,950
SI-BONE *	855,000	19,323,000
Tactile Systems Technology *	830,000	16,732,800
Vapotherm *	710,000	9,869,000
Veracyte *	825,000	22,745,250

		639,264,957

INDUSTRIALS — 19.2%
Albany International, Cl A	250,000	21,080,000
Altra Industrial Motion	1,015,000	39,513,950
Barnes Group	1,340,000	53,854,600
CSW Industrials	325,000	38,216,750
ESCO Technologies	450,000	31,464,000
Evoqua Water Technologies *	1,985,000	93,255,300
Gibraltar Industries *	350,000	15,032,500
John Bean Technologies	755,000	89,444,850
Montrose Environmental Group *	440,000	23,289,200
MSA Safety	630,000	83,601,000
RBC Bearings *	145,000	28,112,600
Ritchie Bros. Auctioneers	1,045,000	61,686,350
Standex International	290,000	28,976,800
Transcat *	180,000	14,605,200

		622,133,100

INFORMATION TECHNOLOGY — 19.6%
Asana, Cl A *	455,000	18,186,350
Blackbaud *	475,000	28,438,250
BlackLine *	640,000	46,860,800
Envestnet *	425,000	31,637,000
New Relic *	1,150,000	76,912,000
Novanta *	155,105	22,069,890

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND MARCH 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Pure Storage, Cl A *	2,980,000	$105,223,800
Q2 Holdings *	1,075,000	66,273,750
SailPoint Technologies Holdings *	1,325,000	67,813,500
Sumo Logic *	1,916,970	22,371,040
Tenable Holdings *	1,170,000	67,614,300
Workiva, Cl A *	502,000	59,236,000
Yext *	2,815,000	19,395,350

		632,032,030

MATERIALS — 4.1%
Chase	67,440	5,861,210
Innospec	430,000	39,796,500
Sensient Technologies	450,000	37,777,500
TriMas	1,560,000	50,060,400

		133,495,610

TOTAL COMMON STOCK (Cost $2,438,759,672)		3,104,726,297

CASH EQUIVALENTS** — 3.6%
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 0.140%	20,000,000	20,000,000
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 0.006%	96,764,631	96,764,631

TOTAL CASH EQUIVALENTS (Cost $116,764,631)		116,764,631

TOTAL INVESTMENTS — 99.6% (Cost $2,555,524,303)		$3,221,490,928

Percentages are based on Net Assets of $3,234,182,565.

*  Non-income producing security.

** Rate reported is the 7-day effective yield as of March 31, 2022.

Cl — Class

As of March 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended March 31, 2022, there were no transfers in or out of Level 3.

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND MARCH 31, 2022 (Unaudited)

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-3500

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND MARCH 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%

	Shares	Value

CONSUMER DISCRETIONARY — 8.5%
Advance Auto Parts	865,000	$179,020,400
Leslie’s *	5,605,000	108,512,800
Planet Fitness, Cl A *	870,000	73,497,600
Terminix Global Holdings *	1,165,000	53,158,950
Tractor Supply	360,000	84,013,200
Ulta Beauty *	185,000	73,670,700

		571,873,650

CONSUMER STAPLES — 11.1%
Boston Beer, Cl A *	145,000	56,328,150
Church & Dwight	480,000	47,702,400
Clorox	760,000	105,662,800
Freshpet *	1,240,000	127,273,600
Hormel Foods	1,790,000	92,256,600
JM Smucker	920,000	124,577,200
Lamb Weston Holdings	1,160,000	69,495,600
McCormick	1,290,000	128,742,000

		752,038,350

FINANCIALS — 12.2%
Arthur J Gallagher	1,075,000	187,695,000
Cullen/Frost Bankers	460,000	63,668,600
Everest Re Group	650,000	195,897,000
Northern Trust	850,000	98,982,500
Prosperity Bancshares	975,000	67,645,500
SVB Financial Group *	165,000	92,309,250
Tradeweb Markets, Cl A	1,325,000	116,427,750

		822,625,600

HEALTH CARE — 23.9%
Abcam PLC ADR	1,351,965	24,727,440
Align Technology *	280,000	122,080,000
Bio-Rad Laboratories, Cl A *	130,000	73,219,900
Bio-Techne	265,000	114,755,600
Catalent *	745,000	82,620,500
Cooper	230,000	96,045,700
DENTSPLY SIRONA	2,900,000	142,738,000
DexCom *	75,000	38,370,000
Edwards Lifesciences *	1,625,000	191,295,000
Integra LifeSciences Holdings *	1,465,000	94,140,900
Maravai LifeSciences Holdings, Cl A *	1,910,000	67,365,700

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND MARCH 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Masimo *	440,000	$64,037,600
STERIS PLC	570,000	137,808,900
Tandem Diabetes Care *	810,000	94,194,900
Veeva Systems, Cl A *	505,000	107,292,300
Waters *	530,000	164,506,700

		1,615,199,140

INDUSTRIALS — 20.4%
AMETEK	1,510,000	201,101,800
Clarivate PLC *	4,400,000	73,744,000
CoStar Group *	1,520,000	101,247,200
Fortive	3,025,000	184,313,250
Generac Holdings *	570,000	169,438,200
Graco	1,070,000	74,600,400
IDEX	595,000	114,079,350
Nordson	470,000	106,727,600
Rockwell Automation	460,000	128,813,800
Toro	1,455,000	124,387,950
Verisk Analytics	465,000	99,802,950

		1,378,256,500

INFORMATION TECHNOLOGY — 20.0%
Akamai Technologies *	895,000	106,854,050
Anaplan *	1,075,000	69,928,750
Asana, Cl A *	2,500,000	99,925,000
Nutanix, Cl A *	3,040,000	81,532,800
Okta, Cl A *	625,000	94,350,000
Palo Alto Networks *	285,000	177,415,350
Pure Storage, Cl A *	4,285,000	151,303,350
Smartsheet, Cl A *	960,000	52,588,800
Synopsys *	280,000	93,315,600
Workday, Cl A *	710,000	170,016,600
Zendesk *	1,000,000	120,290,000
Zscaler *	560,000	135,116,800

		1,352,637,100

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND MARCH 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — 1.7%
AptarGroup	970,000	$113,975,000

TOTAL COMMON STOCK (Cost $4,909,530,570)		6,606,605,340

CASH EQUIVALENTS** — 2.1%
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 0.140%	20,000,000	20,000,000
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 0.006%	123,515,906	123,515,906

TOTAL CASH EQUIVALENTS (Cost $143,515,906)		143,515,906

TOTAL INVESTMENTS — 99.9% (Cost $5,053,046,476)		$6,750,121,246

Percentages are based on Net Assets of $6,756,117,710.

*  Non-income producing security.

** Rate reported is the 7-day effective yield as of March 31, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of March 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended March 31, 2022, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-2800

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND MARCH 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%

	Shares	Value

BRAZIL — 4.9%
PagSeguro Digital, Cl A *	3,920	$78,596
WEG	21,500	157,904
XP, Cl A *	5,035	151,553

		388,053

CHINA — 23.8%
Alibaba Group Holding *	19,760	267,946
Beijing Kingsoft Office Software, Cl A	3,909	114,972
Foshan Haitian Flavouring & Food, Cl A	7,105	97,541
Hefei Meyer Optoelectronic Technology, Cl A	15,515	65,296
JD.com, Cl A *	7,207	207,865
Netease	5,890	104,789
Shenzhen Inovance Technology, Cl A	12,952	115,731
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,795	135,018
Tencent Holdings	9,185	428,685
WuXi AppTec, Cl H	7,145	112,573
Wuxi Biologics Cayman *	16,080	131,525
Yum China Holdings	2,385	103,006

		1,884,947

HONG KONG — 8.6%
AIA Group	28,735	300,075
Hong Kong Exchanges & Clearing	2,935	137,770
Shenzhou International Group Holdings	9,825	129,603
Techtronic Industries	7,085	113,997

		681,445

HUNGARY — 1.8%
OTP Bank	3,835	140,827

INDIA — 22.3%
Apollo Hospitals Enterprise	1,435	85,426
Asian Paints	4,215	171,013
Avenue Supermarts *	1,415	74,518
Bajaj Finance	1,880	179,289
Britannia Industries	2,515	106,044
HDFC Bank	13,165	254,221
Jubilant Foodworks	1,920	66,634
Kotak Mahindra Bank	5,640	129,927
Mphasis	2,230	98,957

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND MARCH 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA — continued
Reliance Industries	12,570	$435,702
Tata Consultancy Services	3,450	169,770

		1,771,501

INDONESIA — 2.4%
Bank Central Asia	335,475	186,530

LUXEMBOURG — 0.7%
L’Occitane International	16,885	54,525

MEXICO — 3.9%
Wal-Mart de Mexico	76,235	311,599

POLAND — 1.4%
Dino Polska *	1,380	112,373

SINGAPORE — 0.5%
Nanofilm Technologies International	21,535	42,951

SOUTH AFRICA — 1.5%
Clicks Group	5,710	120,677

SOUTH KOREA — 6.7%
Kakao	2,270	197,324
Koh Young Technology	5,050	78,433
Samsung Electronics	2,780	159,002
SK IE Technology *	945	97,186

		531,945

TAIWAN — 14.0%
Airtac International Group	2,572	83,022
Realtek Semiconductor	5,510	82,209
Silergy	1,430	169,756
Taiwan Semiconductor Manufacturing	28,845	594,336
Voltronic Power Technology	3,545	179,722

		1,109,045

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND MARCH 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — 1.8%
Unilever PLC ADR	2,335	$106,406
VTEX, Cl A *	5,585	34,348

		140,754

UNITED STATES — 1.0%
Freshworks, Cl A *	4,370	78,310

URUGUAY — 2.9%
MercadoLibre *	193	229,570

TOTAL COMMON STOCK (Cost $7,438,264)		7,785,052

PREFERRED STOCK — 0.8%

BRAZIL — 0.8%
Banco Inter † *	43,190	65,531

TOTAL PREFERRED STOCK (Cost $87,723)		65,531

TOTAL INVESTMENTS — 99.0% (Cost $7,525,987)		$7,850,583

Percentages are based on Net Assets of $7,930,255.

*  Non-income producing security.

†  There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND MARCH 31, 2022 (Unaudited)

The following is a list of the inputs used as of March 31, 2022, in valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$388,053	$–	$–	$388,053
China	–	1,884,947	–	1,884,947
Hong Kong	–	681,445	–	681,445
Hungary	–	140,827	–	140,827
India	–	1,771,501	–	1,771,501
Indonesia	–	186,530	–	186,530
Luxembourg	–	54,525	–	54,525
Mexico	311,599	–	–	311,599
Poland	–	112,373	–	112,373
Singapore	–	42,951	–	42,951
South Africa	–	120,677	–	120,677
South Korea	–	531,945	–	531,945
Taiwan	–	1,109,045	–	1,109,045
United Kingdom	140,754	–	–	140,754
United States	78,310	–	–	78,310
Uruguay	229,570	–	–	229,570

Total Common Stock	1,148,286	6,636,766	–	7,785,052
Preferred Stock
Brazil	–	65,531	–	65,531

Total Investments in Securities	$1,148,286	$6,702,297	$–	$7,850,583

During the period ended March 31, 2022, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-004-1400

4	CHAMPLAIN INVESTMENT	PARTNERS